Stock Incentive Plan (Details) (Restricted Stock [Member]) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Restricted Stock [Member]
Outstanding, Beginning Balance	5,000
Restricted shares vested	0
Restricted shares forfeited	0
Outstanding, Ending Balance	5,000